VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated September 12, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus, dated May 1, 2025, as supplemented (the “Prospectus”)
On May 14, 2025, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of the Portfolio from “diversified” to “non-diversified,” as such terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”).
Shareholder approval is required to change the Portfolio’s classification from “diversified” to “non-diversified.” A proxy statement detailing the proposed change to the Portfolio’s diversification classification was mailed to the Portfolio’s shareholders on or about July 11, 2025. Shareholders approved the proposal to change the Portfolio’s diversification classification at a shareholder meeting held on September 11, 2025.
Effective November 1, 2025, the Portfolio’s Prospectus will be revised as follows:
1.The section entitled “Principal Investment Strategies” of the Portfolio’s Prospectus will be revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.The section entitled “Principal Risks” of the Portfolio’s Prospectus will be revised to include the following risk:
Issuer Non-Diversification: A non-diversified investment company is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
3.The sub-section entitled “Key Portfolio Information – Portfolio Diversification” of the Portfolio’s Prospectus will be deleted in its entirety and replaced with the following:
Portfolio Diversification
Each Portfolio’s diversification status is outlined in the table below. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
1
Portfolio	Diversified	Non-Diversified
Voya Balanced Income Portfolio	X
Voya Government Liquid Assets Portfolio	X
Voya High Yield Portfolio	X
Voya Inflation Protected Bond Plus Portfolio	X
Voya Large Cap Growth Portfolio		X
Voya Large Cap Value Portfolio	X
Voya Limited Maturity Bond Portfolio	X
Voya U.S. Stock Index Portfolio1	X
VY® CBRE Global Real Estate Portfolio	X
VY® CBRE Real Estate Portfolio		X
VY® Invesco Growth and Income Portfolio	X
VY® JPMorgan Emerging Markets Equity Portfolio	X
VY® JPMorgan Small Cap Core Equity Portfolio	X
VY® Morgan Stanley Global Franchise Portfolio	X
VY® T. Rowe Price Capital Appreciation Portfolio	X
VY® T. Rowe Price Equity Income Portfolio	X
1In seeking to track the performance of the Index, the Portfolio may become “non- diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST
VY® CBRE Real Estate Portfolio
(the “Portfolio”)
Supplement dated September 12, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Statement of Additional Information, dated May 1, 2025, as supplemented (the “SAI”)
On May 14, 2025, the Board of Trustees of Voya Investors Trust approved a proposal to change the classification of the Portfolio from “diversified” to “non-diversified,” as such terms are defined under the Investment Company Act of 1940, as amended.
Shareholder approval is required to change the Portfolio’s classification from “diversified” to “non-diversified.” A proxy statement detailing the proposed change to the Portfolio’s diversification classification was mailed to the Portfolio’s shareholders on or about July 11, 2025. Shareholders approved the proposal to change the Portfolio’s diversification classification at a shareholder meeting held on September 11, 2025.
Effective November 1, 2025, the Portfolio’s SAI will be revised as follows:
The line item with respect to the Portfolio in the sub-section entitled “Supplemental Description of Portfolio Investments and Risks – Diversification and Concentration” in the Portfolio’s SAI will be deleted in its entirety and replaced with the following:
Portfolio	Diversified	Non-Diversified	Concentration
VY® CBRE Real Estate Portfolio		X	X
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE